Income Taxes (Tables)	9 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes

The sources of the difference are as follows:

	Nine Months Ended	Year Ended
	March 31, 2020	June 30, 2019	June 30, 2018
Expected tax at 21%, 21% and 35%, respectively	$(164,659)	$(161,718)	$(108,819)
Non-deductible stock-based compensation	8,400	8,400	73,500
Non-deductible loss (nontaxable income) from derivative liability	(46,872)	69,943	49,228
Non-deductible amortization of debt discounts	261,795	50,228	6,083
Increase (decrease) in Valuation allowance	(58,664)	38,147	(19,992)
Provision for (benefit from) income taxes	$-	$-	$-

(a)	As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate is 21% effective January 1, 2018.

Schedule of Components of Deferred Income Tax

Significant components of the Company’s deferred income tax are as follows:

	March 31, 2020	June 30, 2019	June 30, 2018
Unpaid accrued officer and director compensation	$20,959	$8,359	$-
Net operating loss carry-forwards	29,329,836	29,329,836	29,254,563
Valuation allowance	(29,350,795)	(29,338,195)	(29,254,563)
Net non-current deferred tax asset	$-	$-	$-